SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	1 Months Ended	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Unrecognized tax benefits				$ 0	$ 0	$ 0
Common share equivalent securities exclusion of shares in the calculation of weighted average of common shares outstanding		18,677,000	2,159,000		13,493,555	5,649,932
Novus Capital Corp [Member]
Unrecognized tax benefits				0	$ 0
Unrecognized tax benefits accrued for interest and penalties				$ 0	0
Shares subject to forfeiture to the extent that the underwriters' over-allotment is not exercised	375,000			13,250,000
Federal Depository Insurance Coverage				$ 250,000	$ 250,000